First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Redeemable Noncontrolling Interest Activity (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning Balance	$ 70	$ 69	$ 69	$ 68
Distributions	(18)	(18)	(35)	(35)
Share of income	18	17	34	34	$ 36
Adjustment to redemption value of redeemable noncontrolling interest	(8)	(2)	2	2
Ending Balance	$ 78	$ 70	$ 70	$ 69	$ 68